Financial Instruments and Risks Management	12 Months Ended
Dec. 31, 2019
Financial Instruments and Risks Management
Financial Instruments and Risks Management

4.Financial Instruments and Risks Management

4.1.Financial risks management

4.1.1.Overview

As a result of its activities, the Company is exposed to several financial risks, the main factors considered by management are set forth below:

(i)	liquidity;
(ii)	credit;
(iii)	exchange rate;
(iv)	interest rate;
(v)	fluctuations of commodity prices; and
(vi)	capital.

The Management is focused on generating consistent and sustainable results over time, however, arising from external risk factors, unintended level of volatility can influence the Company’s cash flows and income statement.

The Company has policies and procedures for managing market risk which aims:

(i)

reduce,  mitigate or transfer exposure aiming to protect the Company’s cash flows and assets against fluctuations of market prices of raw material and products, exchange rates and interest rates, price and adjustment index ("market risk") or other assets or instruments traded in liquid markets or not to which the value of the assets, liabilities and cash flows are exposed;

(ii)	establish limits and instruments with the purpose of allocating the Company's cash within acceptable credit risk exposure parameters of financial institutions; and
(iii)

optimize the process of hiring financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds used to hiring inefficient transactions. All financial transactions entered into by the Company aim to protect existing exposures, with the assumption of new risks prohibited, except those arising from its operating activities.

Hedging instruments are hired exclusively for hedging purposes and are based on the following terms:

(i)	cash flow protection against currency mismatch;
(ii)	revenue flow protection for debt settlement and interest to fluctuation of interest rate and currencies; and
(iii)	fluctuation in pulp price and other risk factors.

Treasury team is responsible for identification, evaluating and seeking protection against possible financial risk. Board of Directors approves the financial policies that establish the principles and guidance for global risk management, the areas involved in these activities, the use of derivative and non-derivative financial instruments and the allocation of cash surplus.

The Company uses the most liquid financial instruments, and:

(i)	does not hired leveraged transactions or with other forms of embedded options that change its purpose of protection (hedge);
(ii)	does not have double indexed debt or other forms of implied options; and
(iii)	does not have any transaction that require margin deposits or other forms of collateral for counterparty credit risk.

The Company does not adopt hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of income, as disclosed in Note 27.

4.1.2.Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	December 31,	December 31,
	2019	2018
Assets
Amortized cost
Cash and cash equivalents (Note 5)	3,249,127	4,387,453
Trade accounts receivable (Note 7)	3,035,817	2,537,058
Other assets	563,993	263,110
	6,848,937	7,187,621
Fair value through other comprehensive income
Other investments (Note 14)	20,048	—
	20,048	—

Fair value through profit or loss
Derivative financial instruments (Note 4.6)	1,098,972	493,934
Marketable securities (Note 6)	6,330,334	21,098,565
	7,429,306	21,592,499
	14,298,290	28,780,120
Liabilities
Amortized cost
Loans, financing and debentures (Note 18.1)	63,684,326	35,737,509
Lease liabilities (Note 19.2)	3,984,070	—
Liabilities for assets acquisitions and subsidiaries (Note 23)	541,615	992,512
Trade accounts payable (Note 17)	2,376,459	632,565
Other liabilities	578,061	404,655
	71,164,531	37,767,241
Fair value through profit or loss
Derivative financial instruments (Note 4.6)	2,917,913	1,636,700
	2,917,913	1,636,700
	74,082,444	39,403,941

4.1.3.Fair value of loans and financing

The financial instruments are recognized at their contractual amounts. Derivative financial instrument agreements, used exclusively for hedging purposes, are measured at fair value.

In order to determine the market values of financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair value of interest rate and indexes swaps is calculated as the present value of their future cash flows discounted at the current interest rates available for operations with similar remaining terms and maturities. This calculation is based on the quotations of B3 and ANBIMA for interest rate transactions in Brazilian Reais and the British Bankers Association and Bloomberg for London Interbank Offered Rate (“LIBOR”) rate transactions. The fair value of forward or forward exchange agreements is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.

In order to determine the fair value of financial instruments traded in over-the-counter or unliquidated markets, a number of assumptions and methods based on normal market conditions and not for liquidation or forced sale, are used at each balance sheet date, including the use of option pricing models such as Garman-Kohlhagen, and estimates of discounted future cash flows. The fair value of agreements for the fixing of oil bunker prices is obtained based on the Platts index.

The result of the trading of financial instruments is recognized at the closing or hiring dates, where the Company undertakes to buy or sell these instruments. The obligations arising from the hiring of financial instruments are eliminated from our financial statements only when these instruments expire or when the risks, obligations and rights arising there from are transferred.

The estimated fair values of loans and financing are set forth below:

	Yield used	December 31,	December 31,
	to discount	2019	2018
Quoted in the secondary market
In foreign currency
Bonds	U.S.$	30,066,087	15,035,165
Estimated to present value
In foreign currency
Export credits ("Pre-payment")	LIBOR U.S.$	17,213,963	12,819,072
Export credits ("Finnvera")	LIBOR U.S.$		832,907
Export credits ("ACC/ACE")	DI 1	575,521	1,732,088
In local currency
BNP – Forest Financing	DI 1	193,646
BNDES – TJLP	DI 1	1,895,959	206,601
BNDES - TLP	DI 1	535,812
BNDES – Fixed	DI 1	113,979	348,827
BNDES – Selic ("Special Settlement and Custody System")	DI 1	693,969
BNDES - Currency basket	DI 1	54,420	169,243
CRA ("Agribusiness Receivables Certificate")	DI 1	6,039,983	2,383,775
Debentures	DI 1	5,534,691	4,721,603
FINAME ("Special Agency of Industrial Financing")	DI 1	14,168
FINEP ("Financier of Studies and Projects")	DI 1	5,138
NCE ("Export Credit Notes")	DI 1	1,445,383	1,501,623
NCR ("Rural Credit Notes")	DI 1	288,122	297,375
Export credits ("Pre-payment")	DI 1	1,464,798
FDCO ("West Center Development Fund")	DI 1	571,904
		66,707,543	40,048,279

The Management considers that for its other financial liabilities measured at amortized cost, its book values approximate to their fair values and therefore the information on their fair values is not being presented.

4.2.  Liquidity risk

The Company’s guidance is to maintain a strong cash and marketable securities position to meet its financial and operating obligations. The amount kept as cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested in highly liquid financial investments according Cash Management Policy.

All derivatives financial instruments were in the over-the-counter derivatives and do not require deposit of guarantee margins.

The remaining contractual maturities of financial liabilities are disclosed at the reporting date. The amounts as set forth below, consist in the undiscounted cash flows and include interest payments and exchange rate variation, and therefore may not be reconciled with the amounts disclosed in the balance sheet.

	December 31,
	2019
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,376,459	2,376,459	2,376,459	—	—	—
Loans, financing and debentures	63,684,326	89,708,210	8,501,278	5,692,149	29,088,292	46,426,491
Lease liabilities	3,984,070	7,109,966	559,525	1,426,011	1,186,386	3,938,044
Liabilities for asset acquisitions and subsidiaries	541,615	618,910	103,132	101,149	315,989	98,640
Derivative financial instruments	2,917,913	8,299,319	1,488,906	415,791	1,258,200	5,136,422
Other liabilities	578,061	578,061	456,338	121,723	—	—
	74,082,444	108,690,925	13,485,638	7,756,823	31,848,867	55,599,597

	December 31,
	2018
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	632,565	632,565	632,565	—	—	—
Loans, financing and debentures	35,737,509	54,020,082	5,158,441	4,091,669	18,372,597	26,397,375
Liabilities for asset acquisitions and subsidiaries	992,512	1,099,331	495,862	100,715	316,730	186,024
Derivative financial instruments	1,636,700	2,149,710	790,679	736,715	465,853	156,462
Other liabilities	404,655	404,655	367,314	37,341	—	—
	39,403,941	58,306,342	7,444,861	4,966,440	19,155,180	26,739,859

4.3. Credit risk management

It is related to the possibility of non-compliance with the counterparty commitment in an operation. Credit risk is managed on a group and arises from cash equivalents, marketable securities, derivative financial instruments, bank deposits, Bank Deposit Certificates ("CDB"), fixed income box, repurchase agreements, letters of credit, insurance, receivable terms of customers, advances to suppliers for new projects, among others.

4.3.1.Customers and advances to supplier

The Company has commercial and credit policies aimed at mitigating any risks arising from its customers' default, mainly through hiring of credit insurance policies, bank guarantees provided by first-tier banks and collaterals according to liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risk regarding payment performance, both for exports and for domestic sales.

For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine individual credit limits to each customer according to the identified risk.  Each analyze is submitted for approval according to established hierarchy and, if applicable, to approval from the Management’s meeting and the Credit Committee.

The risk classification of trade accounts receivable is set forth below:

	December 31,	December 31,
	2019	2018
Low (1)	2,775,364	2,447,184
Average (2)	168,836	66,587
High (3)	133,613	60,466
	3,077,813	2,574,237
1)	Current and overdue to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days and renegotiated with the customer or with guarantees.

Part of the amounts above does not consider the expected credit losses calculated based on the provision matrix of R$41,996 and R$37,179 as of December 31, 2019 and 2018, respectively.

4.3.2.Banks and financial institutions

The Company, in order to mitigate credit risk, maintains its financial operations diversified among banks, with a main focus on first-tier financial institutions classified as high-grade by the main risk rating agencies.

The book value of financial assets representing the exposure to credit risk is set forth below:

	December 31,	December 31,
	2019	2018
Cash and cash equivalents	3,249,127	4,387,453
Marketable securities	6,330,334	21,098,565
Derivative financial instruments	830,426	493,934
	10,409,887	25,979,952

The counterparties, substantially financial institutions, in which transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the rating agencies. The risk rating is set forth below:

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Risk rating (1)
AAA	190,360	19,736,151	—	141,296
AA+	—	5,257,518	—	—
AA	—	68,207	—	259,711
AA-	56,388	422,899	—	—
A+	606,757	—	27,363	—
A	188,458	80	165,851	51,281
A-	211,238	1,160	222,761	—
brAAA	7,153,079	—	404,693	—
brAA+	745,177	—	9,758	—
brAA	372,188	—	—	—
brAA-	23,050	—	—	—
brA	17,847	—	—	—
Others	14,919	1	—	41,646
	9,579,461	25,486,016	830,426	493,934
1)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

4.4.  Market risk management

The Company is exposed to several market risks, mainly, related to fluctuations in exchange rate variation, interest rates, inflation rates and commodity prices that may affect its results and financial situation.

To mitigate the impacts, the Company has processes to monitor exposures and policies that support the implementation of risk management.

The policies establish the limits and the instruments to be implemented for the purpose of:

(i)	protecting cash flow due to currency mismatch,
(ii)	mitigating exposure to interest rates,
(iii)	reducing the impacts of fluctuation in commodity’s prices, and
(iv)	change of debt indexes.

The market risk management comprises the identification, the assessment and the implementation of the strategy, with the effective hiring of adequate financial instruments.

4.4.1.Exchange rate risk management

The fundraising financing and the currency hedge policy of the Company are guided considering substantial part of net revenue arises from exports with prices negotiated in U.S.Dollar, while substantial part of the production costs is attached to the Brazilian Real. This structure allows the Company to hired export financing in U.S.Dollar and to reconcile financing payments with the cash flows of receivables from sales in foreign market, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.

Moreover, the Company hires U.S.Dollar selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue.  Such transactions are limited to a percentage of the net surplus foreign currency over an 18‑months' time horizon and therefore, are matched to the availability of currency for sale in the short term.

The net exposure of assets and liabilities in foreign currency which is substantially in U.S. dollars, is set forth below:

	December 31,	December 31,
	2019	2018
Assets
Cash and cash equivalents	2,527,834	1,143,968
Trade accounts receivables	2,027,018	1,661,108
Derivative financial instruments	9,440,141	493,685
	13,994,993	3,298,761

Liabilities
Trade accounts payables	(1,085,207)	(72,680)
Loans and financing	(45,460,138)	(26,384,721)
Liabilities for asset acquisitions and subsidiaries	(288,172)	(333,049)
Derivative financial instruments	(11,315,879)	(1,464,569)
	(58,149,396)	(28,255,019)
Net liability exposure	(44,154,403)	(24,956,258)

4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to jointly evaluate assets and liabilities positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$/U.S.$ = R$4.0307).

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian real against the U.S.$. at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2019
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
Cash and cash equivalents	2,527,834	631,959	1,263,917
Trade accounts receivable	2,027,018	506,755	1,013,509
Trade accounts payable	1,085,207	271,302	542,604
Loans and financing	45,460,138	11,365,035	22,730,069
Liabilities for asset acquisitions and subsidiaries	288,172	72,043	144,086

4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – financial instruments derivatives

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian real against the U.S.$. at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2019
	Effect on profit or loss and equity
		Possible	Remote	Possible	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
Financial instruments derivatives
Derivative options	(2,198,750)	(4,087,518)	(8,175,033)	(4,087,510)	(8,175,024)
Derivative swaps	66,981	(2,710,465)	(6,048,324)	(3,011,787)	(6,383,188)

4.4.2.Interest rate risk management

Fluctuations in interest rates could result in increase or decrease in costs of new financing and transactions already hired.

The Company constantly pursuit of alternatives to use financial instruments in order to avoid negative impacts on its cash flows.

Considering LIBOR's risk of extinction over the next few years the Company has negotiating its contracts with clauses that envisage the discontinuation of the interest rate. Most debt agreements attached to LIBOR has some clause of substitution of the rate by a reference index or interest rate equivalent. For agreements that do not have a specific clause, the parties will renegotiate. The derivative agreements attached to LIBOR, provide for negotiations between the parties to define a new rate or an equivalent rate will be provided by the calculation agent.

Over the next few years, until LIBOR expires, the Company will actively work to reflect an equivalent replacement rate in all of its agreements.

4.4.2.1.Sensitivity analysis – exposure to interest rates – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody ("SELIC") and the London Interbank Offered Rate (“LIBOR”) may have on its results. The probable scenario represents the amounts already booked, as they reflect the best estimate of the Management.

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2019
	Effect on profit or loss and equity
	Probable	Possible (25%)	Remote (50%)
CDI
Cash and cash equivalents	630,075	6,931	13,862
Marketable securities	6,330,334	69,634	139,267
Loans and financing	11,482,992	581,039	252,626

TJLP
Loans and financing	9,720,880	622,671	270,727

LIBOR
Loans and financing	16,229,715	356,183	154,862

4.4.2.2.Sensitivity analysis – exposure to interest rates – financial instruments derivatives

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2019
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative options	66,981	(72,473)	(142,327)	75,530	154,446
Derivative swaps	(2,198,750)	(42,752)	(83,345)	44,995	92,339
Libor
Financial instruments derivatives
Liabilities
Derivative swaps	(2,198,750)	163,314	326,151	(163,811)	(328,121)

4.4.2.3.Sensitivity analysis for changes in the consumer price index of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (US-CPI) was considered on December 31, 2019. The probable scenario was extrapolated considering an appreciation/depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, in absolute amounts.

	December 31,
	2019
	Impact of an increase/decrease of
	US-CPI on the fair value
	Probable	Possible (25%)	Remote (50%)
Embedded derivative in forestry partnership and standing wood supply agreements	268,547	107,815	220,514

4.4.3.Commodity price risk management

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the Company´s operating results.

Through a specialized team, the Company monitors the pulp price and analyses future trends, adjusting the forecast which that aims to assisting preventive measures to properly conduct the different scenarios. There is no liquid financial market to sufficiently mitigate the risk of a material portion of the Company's operations. Price protection operations cellulose available on the market have low liquidity and volume and large distortion in price formation.

The Company is also exposed to international oil prices, which is reflected on logistical costs for selling to the export market. In this case, the Company assess, when comprehend necessary, hiring derivative financial instruments to set oil price.

On December 31, 2019, there is long position in bunker oil U.S.$0.364 to hedge its logistics costs. (U.S.$5,344 as of December 31, 2018).

4.4.3.1.Commodity price risk management

This analysis assumes that all other variables, particularly price risk, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2019
	Impact of an increase/decrease of price risk
	Probable	Possible (25%)	Remote (50%)
Oil derivative	(92)	478	864

4.5.   Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants.

Fair value does not represent an obligation for immediate disbursement or cash receipt, given that such effect will only occur on the dates of contractual fulfillment or on the maturity of each transaction, when the result will be determined, depending on the case and market conditions on the agreed dates.

A summary of the methodologies used for purposes of determining fair value by type of instrument is presented below:

(i)

Swap: the future value of the asset and liability are estimated by the cash flows projected by the market interest rate of the currency in which the tip of the swap is denominated. The present value of the US dollar-denominated tip is measured using the discount using the exchange coupon curve (the remuneration, in US dollars, of the Reais invested in Brazil) and in the case of the BRL-denominated tip, the discount is made using Brazil's interest curve, being the future curve of the DI, considering both the credit risk of the Company and the counterparty. The exception is pre-fixed contracts x US$ where the present value at the tip denominated in US$ is measured through the discount using the LIBOR curve, disclosed by Bloomberg. The fair value of the contract is the difference between these two points. Interest rate curves were obtained from B3.

(ii)

Options (Zero Cost Collar): the fair value was calculated based on the Garman-Kohlhagen model, considering both Company’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from B3 exchange information to calculate the fair values.

(iii)

Non-deliverable forward (NDF): a projection of the future currency quote is made, using the exchange coupon curves and the future DI curve for each maturity. Next, it is verified the difference between this quotation obtained and the rate that was contracted for the operation, considering the credit risk of the Company and the counterparty. This difference is multiplied by the notional value of each contract and brought to present value by the future DI curve. Interest rate curves were obtained from B3.

(iv)

Swap US-CPI: liability cash flows are projected by the US inflation curve US-CPI, obtained by the implicit rates for inflation-linked US securities (“Treasury Protected against Inflation - TIPS”), disclosed by Bloomberg. Cash flows from the asset components are projected at the fixed rate implicit in the embedded derivative. The fair value of the embedded derivative is the difference between the two components, adjusted to present value by the curve of the exchange coupon obtained from B3.

(v)

Swap Bunker (oil): a future projection of the asset price is made, using the future price curve disclosed by Bloomberg. Next, it is verified the difference between this projection obtained and the rate that the operation was contracted, considering both of Company’s and counterpart’s credit risk. This difference is multiplied by the notional value of each contract and adjusted to present value by the LIBOR curve disclosed by Bloomberg.

The yield curves used to calculate the fair value in December 31, 2019, are as set forth below:

Interest rate curves
Term	Brazil	United States of America	Dollar coupon
1M	4.41% p.a.	1.91% p.a.	13.33% p.a.
6M	4.33% p.a.	1.84% p.a.	4.37% p.a.
1A	4.56% p.a.	1.77% p.a.	3.40% p.a.
2A	5.28% p.a.	1.68% p.a.	2.93% p.a.
3A	5.79% p.a.	1.66% p.a.	2.81% p.a.
5A	6.43% p.a.	1.70% p.a.	2.87% p.a.
10A	7.01% p.a.	1.86% p.a.	3.31% p.a.

4.5.1.Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Instruments contracted with protection strategy
Operational Hedge
NDF (R$ x U.S.$)	—	150,000	—	17,036
Zero Cost Collar (R$ x U.S.$)	3,425,000	3,040,000	67,078	(134,814)

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)	2,750,000	2,757,143	(444,910)	(170,707)
Swap IPCA to CDI (notional in Reais)	843,845	—	233,255	—
Swap IPCA to Fixed (U.S.$)	121,003	—	30,544	—
Swap CDI x Fixed (U.S.$)	3,115,614	2,402,110	(1,940,352)	(853,141)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000		(33,011)

Hedge de Commodity
Swap US-CPI standing wood (U.S.$)	679,485		268,547
Swap Bunker (oil)	365	5,344	(92)	(1,140)
			(1,818,941)	(1,142,766)

Current assets			260,273	352,454
Non-current assets			838,699	141,480
Current liabilities			(893,413)	(596,530)
Non-current liabilities			(2,024,500)	(1,040,170)

			(1,818,941)	(1,142,766)

Outstanding agreements on December 31, 2019, are over-the-counter operations without any margin or early settlement clause imposed due to mark-to-market variations.

Each existing agreement and respective protected risks are set forth below:

i)

CDI Swap x Fixed U.S.$.: positions in conventional swaps by changing the rate of Interbank Deposits (“DI”) by pre-fixed U.S.$ rate. The purpose is to change the debt index from Brazilian Reais to U.S.$.

ii)	IPCA Swap x CDI: positions in conventional swaps by changing from Amplified Consumer Price Index (“IPCA”) to rate of DI. The purpose is to change the debt index to Brazilian Reais.
iii)

IPCA Swap x Fixed U.S.$.: positions in conventional swaps by changing from Amplified Consumer Price Index (“IPCA”) to pre-fixed U.S.$ rate. The purpose is to change the debt index from Brazilian Reais to U.S.$.

iv)

Swap LIBOR x Fixed U.S.$.: positions in conventional swaps exchanging floating rates from pre-fixed rate (LIBOR) to U.S.$. The purpose is to protect the cash flow of variations in the U.S.$ interest rate.

v)

Swap pre-Fixed x Fixed U.S.$: positions in conventional swaps exchanging from pre-fixed rate in Brazilian Reais to pre-fixed rate in U.S.$. The purpose is to change the exposure of debt from Brazilian Reais to U.S.$.

vi)

Zero-Cost Collar: positions in an instrument consisting of the simultaneous combination of the purchase of put options and the sale of U.S.$ call options, with the same principal and maturity, in order to protect the cash flow of exports. This strategy establishes an interval where there is no deposit or receipt of financial margin on the position adjustments.

vii)	NDF - Non-Deliverable Forward: NDF U.S.$.: Positions sold in futures contracts of U.S.$, with the purpose of protecting the cash flow of exports.
viii)	Swap Bunker (oil): positions purchased in oil bunker, with the purpose of protecting logistics costs related to the see freight agreements.
ix)	Swap US-CPI: The embedded derivative refers to the swap for the sale of US-CPI variations within the term of the forest partnership and the provision of standing wood agreements.

4.5.2.Fair value by maturity schedule

	December 31,	December 31,
	2019	2018
2019	—	(244,069)
2020	(633,644)	(180,333)
2021	98,850	87,851
2022	(154,734)	83,692
2023	185,209	80,052
2024	(197,718)	82,963
2025	(606,827)	(486,958)
2026 onwards	(510,077)	(565,964)
	(1,818,941)	(1,142,766)

4.5.3.Outstanding of assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2019	2018	2019	2018
Debt hedge
Assets
Swap CDI x Fixed (U.S.$)	R$	11,498,565	8,722,620	11,673,117	119,178
Swap Pre-Fixed to U.S.$ (U.S.$)	R$	1,317,226		1,478,336	—
Swap LIBOR x Fixed (U.S.$)	U.S.$	2,750,000	2,757,143	11,063,970	—
Swap IPCA x CDI	IPCA	933,842		1,093,067	—
Swap IPCA x U.S.$	IPCA	499,441		579,307	—
				25,887,797	119,178
Liabilities
Swap CDI x Fixed (U.S.$)	U.S.$	3,115,614	2,402,110	(13,613,469)	(972,319)
Swap LIBOR x Fixed (U.S.$)	U.S.$	350,000	2,757,143	(1,511,347)	(170,707)
Swap LIBOR x Fixed (U.S.$)	U.S.$	2,750,000		(11,508,880)	—
Swap IPCA x CDI	R$	843,845		(859,812)	—
Swap IPCA x U.S.$	U.S.$	121,003		(548,763)	—
				(28,042,271)	(1,143,026)
				(2,154,474)	(1,023,848)
Operational hedge
Zero cost collar (U.S.$ x R$)	U.S.$	3,425,000	3,040,000	67,078	(134,814)
NDF (R$ x U.S.$)	U.S.$	—	150,000		17,036
				67,078	(117,778)
Commodity hedge
Swap US-CPI (standing wood)	U.S.$	679,485	—	268,547	—
Swap Bunker (oil)	U.S.$	365	5,344	(92)	(1,140)
				268,455	(1,140)
				(1,818,941)	(1,142,766)

4.5.4.Fair value settled amounts

The settled derivatives positions are set forth below:

	December 31,	December 31,
	2019	2018
Operational hedge
Zero cost collar (R$ x U.S.$)	(104,040)	(110,271)
NDF (R$ x U.S.$)	63,571	(1,235,448)
	(40,469)	(1,345,719)
Commodity hedge
Swap Bunker (oil)	3,804	—
	3,804	—
Debt hedge
Swap CDI x Fixed (U.S.$)	(68,362)	19,145
Swap IPCA x CDI	23,024	—
Swap Pre-Fixed to U.S.$ (U.S.$)	(26,358)	—
Swap LIBOR x Fixed (U.S.$)	(27,088)	(4,939)
	(98,784)	14,206
	(135,449)	(1,331,513)

4.6.   Fair value hierarchy

For the year ended on December 31, 2019, there were no changes between the 3 (three) levels of hierarchy, except for Ensyn’s and Spinnova’s investments as disclosed in Note 3.1.5, which became to be recognized trough by equity method. There were no transfers between levels 1, 2 and 3 during the periods disclosed.

	December 31,
	2019
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments	—	1,098,972	—	1,098,972
Marketable securities	1,631,319	4,699,015	—	6,330,334
	1,631,319	5,797,987	—	7,429,306

Fair value through other comprehensive income
Other investments - CelluForce	—	—	20,048	20,048
	—	—	20,048	20,048

Biological assets			10,571,499	10,571,499
	—	—	10,571,499	10,571,499
Total assets	1,631,319	5,797,987	10,591,547	18,020,853

Liabilities
Fair value through profit or loss
Derivative financial instruments	—	2,917,913	—	2,917,913
	—	2,917,913	—	2,917,913
Total liabilities	—	2,917,913	—	2,917,913

	December 31,
	2018
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments	—	493,934	—	493,934
Marketable securities	14,933,513	6,165,052	—	21,098,565
	14,933,513	6,658,986	—	21,592,499

Biological assets	—	—	4,935,905	4,935,905
	—	—	4,935,905	4,935,905
Total Assets	14,933,513	6,658,986	4,935,905	26,528,404

Liabilities
Fair value through profit or loss
Derivative financial instruments	—	1,636,700	—	1,636,700
	—	1,636,700	—	1,636,700
Total Liabilities	—	1,636,700	—	1,636,700

4.7.   Capital management

The main objective is to strengthen its capital structure, aiming to maintain an adequate financial leverage, and to mitigate risks that may affect the availability of capital in business development.

The Company monitors constantly significant indicator, such as, consolidated financial leverage, which is the ratio of total net debt to its adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).